Background of the Company (Details) - Telesat Canada [Member]	12 Months Ended
Dec. 31, 2021
Background of the Company (Details) [Line Items]
Percentage of economic interests	63.00%
Public Sector Pension Investment Board [Member]
Background of the Company (Details) [Line Items]
Percentage of economic interests	36.00%